Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Credit facility, purchase obligations and guarantees
We have commitments and obligations which include purchase commitments, which could potentially require our payment in the event of demands by third parties or contingent events. Commitments and obligations as of December 31, 2016 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€40,374	€31,374	€9,000	€—	€—

Our purchase obligations represent minimum obligations we have under agreements with certain of our vendors and marketing partners. These minimum obligations are less than our projected use for those periods. Payments may be more than the minimum obligations based on actual use.
In addition, our redeemable noncontrolling interest in myhotelshop contains certain put/call rights whereby we may acquire and the minority shareholders may sell to us the minority shares of the Company. See Note 3 - Acquisitions for further information.
Lease commitments
We have contractual obligations in the form of operating leases for office space and related office equipment. Certain leases contain periodic rent escalation adjustments and renewal options. Rent expense related to such leases is recorded on a straight-line basis over the lease term. Lease obligations expire at various dates through 2038. For the years ended December 31, 2014, 2015 and 2016, our rental expense was €2.2 million, €3.3 million and €4.6 million, respectively.
We have operating lease agreements that require us to decommission physical space for which we have not yet recorded an asset retirement obligation. Due to the uncertainty of specific decommissioning obligations, timing and related costs, we cannot reasonably estimate an asset retirement obligation for these properties and we have not recorded a liability at this time for such properties.
The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2016:

(in thousands)	Year ending December 31,
2017	€4,035
2018	6,367
2019	8,324
2020	6,799
2021	6,799
2022 and thereafter	38,433
Total	€70,757

Legal proceedings
In the ordinary course of business, we are a party to various lawsuits. Management does not expect these lawsuits to have a material impact on the liquidity, results of operations, or financial condition of trivago. We also evaluate other potential contingent matters, including value-added tax, excise tax, sales tax, transient occupancy or accommodation tax and similar matters. As of December 31, 2015 and 2016, there were no material contingent matters or lawsuits.